Retirement Benefit Schemes - Summary of Principal Schemes Used (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
US
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	RP-2017 mortality tables without collar or amounts adjusted projected with MP-2017 generational projection	Not applicable
United Kingdom
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	S2PA (YOB) with the CMI (2016) improvement model with a 1.25% long term improvement rate	91.5% S1NA (year of birth) table with the Continuous Mortality Investigation (2013) model with a 1.75% long-term improvement rate
Germany
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	Heubeck tables 2005G	Heubeck tables 2005G
Canada
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	CPM-2014 Private Table	CPM-2014 Private Table
Netherlands
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	AG Prognosetafel 2016	AG Prognosetafel 2016
Switzerland
Disclosure Of Actuarial Assumptions Used [Line Items]
Mortality assumptions	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate	LPP/BVG 2015 Generational